Advances to Suppliers - Schedule of Advances to Suppliers (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Advances to Suppliers [Line Items]
Prepayment for purchase of battery packs	$ 9,138,389	$ 16,637,595
Others	144,364	251,990
Advances to suppliers	$ 9,282,753	$ 16,889,585